UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund

AlphaOne Small Cap Growth Fund

AlphaOne Micro Cap Equity Fund

Annual Report	October 31, 2011

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS OCTOBER 31, 2011

Dear Shareholders:

Thank you for your support during our first few months of operation as mutual fund managers. This is not to suggest we are neophytes at managing equity funds. Quite the contrary, we have been managing equity long-only portfolios for institutional investors for nearly a decade. So, it is with great pleasure that we look forward to serving our mutual fund investors with the same dedication to process and performance that we have delivered to our institutional clients.

During the past seven months, the AlphaOne Small Cap Growth Fund’s performance was -12.20% (I Shares), -12.30% (Investor Shares) and -12.40% (R Shares) versus -10.45% for the Russell 2000 Growth Index. The AlphaOne Micro Cap Equity Fund’s performance was -9.40% (I Shares), -9.50% (Investor Shares) and -9.60% (R Shares) versus -11.48% for the Russell 2000 Index.

Our present economic situation, in our humble opinion, owes itself in large part to the cacophonous pabulum shuttled back and forth along Pennsylvania Avenue during the first part of the third quarter. The inability of all parties involved to promote a cogent, long-lasting program to reduce our over-levered, bloated bureaucracy signaled to investors and business owners that they were to make capital decisions at their own peril. When we spoke with the companies in whose stock the Funds invest, we heard of managements delaying long-term capital decisions (equipment, mergers and acquisitions) given regulatory scrutiny and governmental uncertainty. Underlying business demand, however, remains sound. It is the lack of growth in capital commitment that is stunting America’s ability to push economic growth to a level consistently greater than 3%. And it is without this ability to push growth higher that the virtuous circle of job creation leading to higher consumer spending and tax revenue will remain mired at sub-optimal levels. The problem with both an over-levered consumer and government is that the first dollar of free cash flow should go to reducing leverage. Thus, funding for growth takes a back seat to paying down debt. We need to shed this debt as it is hindering our ability to drive growth going forward.

But all may not be lost. Although Congress undertook insufficient deficit reduction during the summer to accomplish anything beyond what Erskine Bowles of the Bowles-Simpson Deficit Reduction Committee calls “just a step forward, [not] a solution,” our leaders did agree to form a “super-committee” to meaningfully address future deficit reduction. This committee has until November 23rd to produce a document highlighting revenue gains and expense reductions totaling $1-1.5 trillion over the next 10 years. The attachment of a due date may be to demonstrate that delaying further movement towards deficit reduction is becoming less of an option. Of course, if the “super-committee” cannot meet its minimum level of action, then sequestration of funds for federal governmental departments and agencies, particularly defense, will begin in earnest early next year. There is nothing like feeling the cold, hard steel of a handgun pressed to your temple as you need to make a decision. Hopefully, the twelve members of the “super-committee” can perform dutifully and avoid the repercussions of inaction.

Many economic indicators suggest an economy that is still rising, but at a slowing pace. It’s kind of like coasting – at some point you will stop moving, but it could take a long time. Jobless claims seem stuck around 400,000 and unemployment remains near 9%. Non-farm payrolls are rising but at a pace too slow to reduce unemployment. None of the major broad economic indices are disquieting; they are just quiescent. We believe that without substantive legislative movement towards deficit reduction and pro-business fiscal policy, the economy will drift towards a no growth environment.

Notwithstanding, the kerfuffle in Washington, good quality, growing small companies with above average profitability and strong management teams are still available to investors. We spend all of our time looking for these companies. We are finding these companies in almost all sectors of the economy and, very importantly, domestically as well. These are the companies that generate the quickest pace of new job creation, that re-invest their profits in local factories, and pay their fair share of taxes. We believe that over the next several years, as blemishes become apparent on the growth façade of some faster growing countries, domestic small cap companies will be recognized for their relatively more stable revenue and

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS OCTOBER 31, 2011

earnings growth. In combination with reduced foreign currency risk, owning small cap companies should provide an avenue for enhanced returns in a well diversified portfolio. We, as your fund managers, will continue to identify those companies that should generate above average earnings growth and profitability.

Sincerely,

The AlphaOne Capital Partners Team

Note: Subsequent to this composition, the Congressional “super-committee” was unable to find agreement on a combination of budget cuts and taxes. As such, sequestration is slated to begin in early 2013 unless Congress can find ways to reduce the budget deficit in 2012. While this development is obviously disappointing, the stock and Treasury markets have largely shrugged off the news. It has become more difficult to handicap outcomes associated with Congressional budget deficit discussions given that 2012 is an election year.

The above commentary represents management’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP GROWTH FUND OCTOBER 31, 2011

Growth of a $10,000 Investment

  * If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on March 31, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that,

when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns,

the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND OCTOBER 31, 2011

Growth of a $10,000 Investment

  * If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

** The Fund commenced operations on March 31, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that,

when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns,

the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP GROWTH FUND OCTOBER 31, 2011

Sector Weightings* (unaudited)

* percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 86.8%

	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
Citi Trends*	700	$8,673
Hibbett Sports*	294	12,110
Rue21*	482	12,840
Zagg*	800	10,792

		44,415

ENERGY — 7.3%
Ameresco, Cl A*	1,200	13,188
Berry Petroleum, Cl A	300	10,365
Patterson-UTI Energy	700	14,224
Tesco	800	12,376
Unit*	300	14,718

		64,871

FINANCIAL SERVICES — 8.5%
Brookline Bancorp	1,371	11,462
Evercore Partners, Cl A	390	10,702
First Republic Bank*	310	8,587
KBW	310	4,389
MB Financial	600	9,942
Wintrust Financial	400	11,552
Wright Express*	403	18,893

		75,527

HEALTH CARE — 22.9%
BioMarin Pharmaceutical*	297	10,131
Bio-Rad Laboratories, Cl A*	76	7,566
Bio-Reference Labs*	837	16,773
Bruker*	576	8,311
Catalyst Health Solutions*	312	17,151
Gen-Probe*	288	17,309
Haemonetics*	132	8,045
ICU Medical*	308	12,107
Luminex*	782	17,173
NxStage Medical*	467	10,736
PAREXEL International*	506	11,147
Salix Pharmaceuticals*	324	11,099

	Shares	Value
HEALTH CARE — continued
Sirona Dental Systems*	184	$8,814
Techne	240	16,512
Teleflex	324	19,395
United Therapeutics*	258	11,282

		203,551

MATERIALS & PROCESSING — 1.7%
Hexcel*	593	14,653

PRODUCER DURABLES — 21.3%
Advisory Board*	160	9,800
AECOM Technology*	700	14,644
AO Smith	404	15,013
Booz Allen Hamilton Holding, Cl A*	900	14,229
CH Robinson Worldwide	138	9,581
Expeditors International of Washington	200	9,120
GP Strategies*	975	11,525
Graco	344	14,771
Healthcare Services Group	794	13,776
IHS, Cl A*	163	13,690
Knight Transportation	563	8,557
MAXIMUS	226	9,117
OSI Systems*	359	15,904
Regal-Beloit	243	12,911
Roper Industries	211	17,112

		189,750

TECHNOLOGY — 20.1%
Cavium*	438	14,318
Coherent*	304	15,495
CPI Aerostructures*	1,000	10,850
Daktronics	1,420	14,342
DigitalGlobe*	658	13,423
Gartner*	409	15,755
II-VI*	615	11,691
Microsemi*	940	17,353
NeuStar, Cl A*	619	19,678
NVE*	300	16,506
Rogers*	341	14,721
Rovi*	300	14,862

		178,994

Total Common Stock (Cost $850,372)		771,761

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP GROWTH FUND OCTOBER 31, 2011

CASH EQUIVALENT — 11.9%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $105,451)	105,451	$105,451

Total Investments — 98.7% (Cost $955,823)		$877,212

        Percentages are based on Net Assets of $889,080.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
Cl	– Class

As of October 31, 2011 all of the Fund’s investments were Level 1 in accordance with ASC 820.

For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND OCTOBER 31, 2011

Sector Weightings* (unaudited)

* percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 86.1%†

	Shares	Value
CONSUMER DISCRETIONARY — 2.1%
Citi Trends*	800	$9,912
Harte-Hanks	1,100	9,658

		19,570

ENERGY — 6.0%
Dawson Geophysical*	500	14,450
GeoResources*	600	15,924
Natural Gas Services Group*	1,100	15,136
RPC	500	9,285

		54,795

FINANCIAL SERVICES — 19.4%
Berkshire Hills Bancorp	695	13,914
Bryn Mawr Bank	700	12,852
Calamos Asset Management, Cl A	1,350	16,862
Columbia Banking System	750	14,302
Financial Institutions	926	15,168
Iberiabank	200	10,344
OceanFirst Financial	1,200	15,648
Park Sterling*	1,200	4,620
Renasant	919	13,252
Sterling Bancorp, Cl N	1,011	8,341
Virginia Commerce Bancorp*	1,980	12,593
Webster Financial	665	13,060
West Coast Bancorp*	759	11,332
WSFS Financial	400	15,900

		178,188

HEALTH CARE — 15.8%
Bio-Reference Labs*	853	17,094
BioScrip*	2,222	14,443
Hanger Orthopedic Group*	903	15,685
HMS Holdings*	600	14,664
Medtox Scientific	1,044	15,284
Merit Medical Systems*	962	12,910

	Shares	Value
HEALTH CARE — continued
MWI Veterinary Supply*	200	$15,100
National Research	600	20,040
US Physical Therapy	1,014	19,794

		145,014

PRODUCER DURABLES — 28.2%
Altra Holdings*	799	11,745
AZZ	328	14,649
Colfax*	405	10,230
CTPartners Executive Search*	600	3,120
Douglas Dynamics	581	8,727
DXP Enterprises*	715	17,861
Exponent*	105	5,059
Forrester Research	343	12,283
GP Strategies*	1,082	12,790
Great Lakes Dredge & Dock	1,929	9,934
Hill International*	1,627	9,111
Hurco*	343	8,959
Knight Transportation	581	8,831
LMI Aerospace*	729	14,660
Marten Transport	605	10,714
Multi-Color	523	13,865
Old Dominion Freight Line*	300	10,971
On Assignment*	833	8,988
Raven Industries	215	12,902
Standard Parking*	388	6,825
Sterling Construction*	591	7,358
Team*	424	10,604
Thermon Group Holdings*	800	12,704
Titan Machinery*	537	12,528
Vitran*	609	2,954

		258,372

TECHNOLOGY — 14.6%
AXT*	2,696	12,671
Bitstream, Cl A*	800	4,760
Dynamics Research*	1,099	10,594
II-VI*	621	11,805
Interactive Intelligence Group*	453	12,571
IXYS*	1,070	14,627
KVH Industries*	549	4,041
Mellanox Technologies*	315	10,193
Methode Electronics	1,314	12,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND OCTOBER 31, 2011

COMMON STOCK — continued

	Shares	Value
TECHNOLOGY — continued
PDF Solutions*	929	$4,803
Rimage	1,600	17,760
Vocus*	850	17,323

		133,355

Total Common Stock (Cost $903,895)		789,294

CASH EQUIVALENT — 11.1%

BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $102,162)	102,162	102,162

Total Investments — 97.2% (Cost $1,006,057)		$891,456

Percentages	are based on Net Assets of $917,042.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes, whereas
broad	sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2011.
Cl	— Class

As of October 31, 2011 all of the Fund’s investments were Level 1 in accordance with ASC 820.

For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS OCTOBER 31, 2011

STATEMENTS OF ASSETS AND LIABILITIES

	AlphaOne Small Cap Growth Fund	AlphaOne Micro Cap Equity Fund
Assets:
Investments, at Value (Cost $955,823 and $1,006,057)	$877,212	$891,456
Receivable from Investment Adviser	32,510	32,623
Deferred Offering Costs	25,787	25,787
Receivable for Investment Securities Sold	16,281	17,567
Dividends and Income Receivable	265	145
Prepaid Expenses	5,582	5,445

Total Assets	957,637	973,023

Liabilities:
Payable for Investment Securities Purchased	16,630	3,187
Payable due to Administrator	9,767	9,767
Payable due to Trustees	1,718	1,763
Chief Compliance Officer Fees Payable	1,396	1,433
Payable for Audit Fees	18,683	19,175
Payable for Transfer Agent Fees	13,328	13,351
Payable for Printing Fees	3,002	3,082
Payable due to Investment Adviser	617	745
Shareholder Service Fees — R Class	134	137
Payable for Distribution Fees — Investor Class	40	40
Payable for Distribution Fees — R Class	38	38
Other Accrued Expenses	3,204	3,263

Total Liabilities	68,557	55,981

Net Assets	$889,080	$917,042

NET ASSETS CONSIST OF:
Paid-in Capital	$1,004,225	$1,010,400
Accumulated Net Realized Gain (Loss) on Investments	(36,534)	21,243
Net Unrealized Depreciation on Investments	(78,611)	(114,601)

Net Assets	$889,080	$917,042

I Class Shares
Net Assets	$702,973	$725,282
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	80,020	80,020

Net Asset Value, Offering and Redemption Price Per Share	$8.78	$9.06

Investor Class Shares
Net Assets	$98,424	$101,295
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,220	11,192

Net Asset Value, Offering and Redemption Price Per Share	$8.77	$9.05

R Class Shares
Net Assets	$87,683	$90,465
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,010	10,010

Net Asset Value, Offering and Redemption Price Per Share	$8.76	$9.04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS FOR THE PERIOD ENDED OCTOBER 31, 2011

STATEMENTS OF OPERATIONS

	AlphaOne Small Cap Growth Fund*	AlphaOne Micro Cap Equity Fund*
Investment Income
Dividends	$2,308	$4,067

Total Investment Income	2,308	4,067

Expenses
Administration Fees	68,783	68,728
Trustees’ Fees	6,055	6,128
Investment Advisory Fees	4,580	5,480
Chief Compliance Officer Fees	2,590	2,627
Shareholder Servicing and Distribution Fees — R Class	268	277
Distribution Fees — Investor Class	138	136
Transfer Agent Fees	51,704	51,741
Offering Costs	37,776	37,776
Audit Fees	18,683	19,175
Legal Fees	17,877	17,960
Printing Fees	7,211	7,301
Custodian Fees	2,930	2,930
Registration and Filing Fees	2,198	1,946
Other Expenses	4,103	4,030

Total Expenses	224,896	226,235

Less:
Waiver of Investment Advisory Fees	(4,580)	(5,480)
Reimbursement from Investment Adviser	(211,830)	(212,185)
Fees Paid Indirectly	(1)	(1)

Net Expenses	8,485	8,569

Net Investment Loss	(6,177)	(4,502)

Net Realized Gain (Loss) on Investments	(36,534)	25,745
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(78,611)	(114,601)

Net Realized and Unrealized Loss on Investments	(115,145)	(88,856)

Net Decrease in Net Assets Resulting from Operations	$(121,322)	$(93,358)

* Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	AlphaOne Small Cap Growth Fund*	AlphaOne Micro Cap Equity Fund*
	Period Ended October 31, 2011	Period Ended October 31, 2011
Operations:
Net Investment Loss	$(6,177)	$(4,502)
Net Realized Gain (Loss) on Investments	(36,534)	25,745
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(78,611)	(114,601)

Net Decrease in Net Assets Resulting from Operations	(121,322)	(93,358)

Capital Share Transactions:
I Class:
Issued	800,260	800,200
Redeemed	(59)	—

Increase in I Class Capital Share Transactions	800,201	800,200

Investor Class:
Issued	110,100	110,100

Increase in Investor Class Capital Share Transactions	110,100	110,100

R Class:
Issued	100,160	100,100
Redeemed	(59)	—

Increase in R Class Capital Share Transactions	100,101	100,100

Net Increase in Net Assets from Capital Share Transactions	1,010,402	1,010,400

Total Increase in Net Assets	889,080	917,042

Net Assets:
Beginning of Period	—	—

End of Period	$889,080	$917,042

Shares Issued and Redeemed:
I Class:
Issued	80,026	80,020
Redeemed	(6)	—

Total I Class Transactions	80,020	80,020

Investor Class:
Issued	11,220	11,192

Total Investor Class Transactions	11,220	11,192

R Class:
Issued	10,016	10,010
Redeemed	(6)	—

Total R Class Transactions	10,010	10,010

Net Increase in Shares Outstanding from Share Transactions	101,250	101,222

Amounts designated as “—” are $0 or zero shares.

* Commenced operations on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS PERIOD ENDED OCTOBER 31, 2011

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT LOSS^	NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN‡	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE NET ASSETS*	RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS & REIMBURSED FEES)*	RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS*	PORTFOLIO TURNOVER RATE**
AlphaOne Small Cap Growth Fund
I Class† 2011	$10.00	$(0.06)	$(1.16)	$(1.22)	$8.78	(12.20)%	$703	1.50%	41.52%	(1.07)%	41%
Investor Class† 2011	$10.00	$(0.07)	$(1.16)	$(1.23)	$8.77	(12.30)%	$ 98	1.75%	41.93%	(1.32)%	41%
R Class† 2011	$10.00	$(0.08)	$(1.16)	$(1.24)	$8.76	(12.40)%	$ 88	2.00%	42.01%	(1.57)%	41%
AlphaOne Micro Cap Equity Fund
I Class† 2011	$10.00	$(0.04)	$(0.90)	$(0.94)	$9.06	(9.40)%	$725	1.49%	41.19%	(0.75)%	37%
Investor Class† 2011	$10.00	$(0.05)	$(0.90)	$(0.95)	$9.05	(9.50)%	$101	1.74%	41.59%	(1.00)%	37%
R Class† 2011	$10.00	$(0.07)	$(0.89)	$(0.96)	$9.04	(9.60)%	$ 91	1.99%	41.69%	(1.25)%	37%

†	Commenced operations on March 31, 2011.
^	Calculation performed using average shares for the period.
‡	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 38 funds. The AlphaOne Small Cap Growth Fund, the AlphaOne Micro Cap Equity Fund and the AlphaOne U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund (the “Funds”). The Funds, which commenced operations on March 31, 2011, are diversified and seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2011, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Organization and Offering Costs — Organization costs of the Funds, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2011, the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund had $25,787 and $25,787, respectively, remaining to be amortized.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $370,000 for the three initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002. The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to the Investor Class Shares and R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2011, the AlphaOne Small Cap Growth Fund and AlphaOne Micro Cap Equity Fund incurred $134 and $137 or 0.25% and 0.25%, of shareholder servicing fees, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended October 31, 2011, the Funds each earned credits of $1, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Funds. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the AlphaOne Small Cap Growth Fund and 1.00% of the average daily net assets of the AlphaOne Micro Cap Equity Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Funds. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of each Fund’s average daily net assets until April 1, 2012. In addition, with respect to the AlphaOne Micro Cap Equity Fund, effective September 30, 2011, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At October 31, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for the Funds for which the Adviser may seek reimbursement through October 31, 2014 is $216,410 and $217,665 for the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund, respectively.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended October 31, 2011, were as follows:

	Purchases	Sales and Maturities
AlphaOne Small Cap Growth Fund	$1,230,123	$343,217
AlphaOne Micro Cap Equity Fund	1,185,579	307,430

There were no purchases or sales of long-term U.S. Government securities for either Fund.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

Accordingly, the following permanent differences that are primarily due to net operating losses have been reclassified to (from) the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
AlphaOne Small Cap Growth Fund	$6,177	$—	$(6,177)
AlphaOne Micro Cap Equity Fund	4,502	(4,502)	—

These reclassifications had no impact on the net assets or net asset value per share of the Funds.

As of October 31, 2011, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed Ordinary Income	Short Term Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Accumulated Losses
AlphaOne Small Cap Growth Fund	$—	$(30,851)	$(84,294)	$(115,145)
AlphaOne Micro Cap Equity Fund	23,021	—	(116,379)	(93,358)

As of October 31, 2011, AlphaOne Small Cap Growth Fund has $30,851 in short term capital loss carryforwards which do not have an expiration date.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2011 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
AlphaOne Small Cap Growth Fund	$961,506	$18,594	$(102,888)	$(84,294)
AlphaOne Micro Cap Equity Fund	1,007,835	21,519	(137,898)	(116,379)

8. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Other:

At October 31, 2011, 100% of total shares outstanding of each class for each Fund were held by an affiliate of the Investment Adviser.

10. Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

AlphaOne Small Cap Growth Fund

AlphaOne Micro Cap Equity Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AlphaOne Small Cap Growth Fund and AlphaOne Micro Cap Equity Fund (two of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from March 31, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AlphaOne Small Cap Growth Fund and AlphaOne Micro Cap Equity Fund at October 31, 2011, the results of their operations, the changes in their net assets for, and the financial highlights for the period from March 31, 2011 (commencement of operations) to October 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

THE ADVISORS’ INNER CIRCLE FUND	ALPHA ONE FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 05/01/2011	Ending Account Value 10/31/2011	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
AlphaOne Small Cap Growth Fund, I Class	$1,000.00	$ 859.10	1.50%	$ 7.03
AlphaOne Small Cap Growth Fund, Investor Class	1,000.00	858.10	1.75%	8.20
AlphaOne Small Cap Growth Fund, R Class	1,000.00	858.00	2.00%	9.37

Hypothetical 5% Return
AlphaOne Small Cap Growth Fund, I Class	$1,000.00	$1,017.64	1.50%	$ 7.63
AlphaOne Small Cap Growth Fund, Investor Class	1,000.00	1,016.38	1.75%	8.89
AlphaOne Small Cap Growth Fund, R Class	1,000.00	1,015.12	2.00%	10.16

Actual Fund Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$ 887.40	1.49%	$ 7.09
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	886.40	1.74%	8.27
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	885.40	1.99%	9.46

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, I Class	$1,000.00	$1,017.69	1.49%	$ 7.58
AlphaOne Micro Cap Equity Fund, Investor Class	1,000.00	1,016.43	1.74%	8.84
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	1,015.17	1.99%	10.11
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of November 16, 2011.

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4]
CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

JOSEPH T. GRAUSE 59 yrs. old	Trustee (Since 2011)

Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4] (continued)

BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.

Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.	Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.
5

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS

MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.

MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.

RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.

None.

DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Foerster LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.	None.

TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)	General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE FUNDs OCTOBER 31, 2011

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer

OFFICERS (continued)

JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.	None.

KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

One Tower Bridge

100 Front Street, Suite 1250

West Conshohocken, PA 19428

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

ACP-AR-001-0100

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$209,462	$0	$0	$211,890	$0	$0
(b)	Audit- Related Fees	$11,286	$0	$0	$4,000	$0	$0
(c)	Tax Fees	$56,000	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$341,200	$581	N/A	$259,524	N/A	N/A
(b)	Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2011	2010
Audit-Related Fees	4%	1.9%
Tax Fees	20%	26.0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $34,500,000 and $0 for 2011 and 2010, respectively.

(g)        The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)        Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 5, 2012

*	Print the name and title of each signing officer under his or her signature.